ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS - Narrative (Details)	12 Months Ended
Jun. 30, 2022
Accounting policies [abstract]
Name of parent entity	Sibanye Stillwater Limited
Percentage of ownership interest in DRD Gold group, held by Sibanye Gold Limited	50.10%